THE MAINSTAY FUNDS

MainStay Common Stock Fund

Supplement dated January 2, 2009 (“Supplement”)
to the Amended and Restated Statement of Additional Information dated November 28, 2008 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for MainStay Common Stock Fund (the “Fund”), a series of The MainStay Funds.  You may obtain copies of the Prospectus and the Statement of Additional Information applicable to the Fund free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782) or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

As of January 2, 2009, the portfolio managers who manage the day-to-day investment operations of the Fund will transition from a division within NYLIM, currently referred to as NYLIM Equity Investors or Equity Investors Group (“EIG”), to a wholly-owned subsidiary of NYLIM Holdings LLC.  The new legal entity will be named Madison Square Investors LLC (“MSI”).  The creation of MSI will not impact the portfolio management teams or investment strategies of the Fund.  The Fund’s Boards of Trustees (the “Board”) approved the appointment of MSI as subadvisor to the Fund at a meeting on September 25, 2008.  The Board also approved a new Subadvisory Agreement between NYLIM and MSI.  There will be no change in the management fees paid by the Fund as a result of this initiative.

1.	The second paragraph of the section entitled “The MainStay Funds” on page 1 of the SAI is hereby revised as follows:

New York Life Investment Management LLC (“NYLIM” or the “Manager”) serves as the investment adviser for the Funds and has entered into Subadvisory Agreements with the following subadvisors: Markston International LLC (“Markston”) and Institutional Capital LLC (f/k/a Institutional Capital Corporation) (“ICAP”) with respect to the MAP Fund; Standish Mellon Asset Management Company LLC (“Standish Mellon”) with respect to the Tax Free Bond Fund; Winslow Capital Management Inc. (“Winslow Capital”) with respect to the Large Cap Growth Fund; MacKay Shields LLC (“MacKay Shields”) with respect to the Capital Appreciation Fund, Convertible Fund, Diversified Income Fund, Global High Income Fund, Government Fund, High Yield Corporate Bond Fund, International Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Money Market Fund, Small Cap Growth Fund, Small Cap Value Fund, Total Return Fund and Value Fund; Madison Square Investors LLC (“MSI”) with respect to Common Stock Fund; and McMorgan & Company LLC (“McMorgan”) with respect to Institutional Bond Fund and Principal Preservation Fund. Collectively, these agreements are referred to as the “Subadvisory Agreements.” MacKay Shields, Markston, ICAP, Standish Mellon, Winslow Capital, MSI and McMorgan are sometimes collectively referred to as the “Subadvisors” and each individually as a “Subadvisor.”

2.	The first paragraph of the section entitled “Subadvisory Agreements” beginning on page 61 is hereby revised as follows:

Pursuant to the Subadvisory Agreements, as the case may be, (a) between the Manager and Markston with respect to the MAP Fund; (b) between the Manager and ICAP with respect to the MAP Fund; (c) between the Manager and Standish Mellon with respect to the Tax Free Bond Fund; (d) between the Manager and Winslow with respect to the Large Cap Growth Fund; (e) between the Manager and MacKay Shields with respect to the Capital Appreciation Fund, Convertible Fund, Diversified Income Fund, Global High Income Fund, Government Fund, High Yield Corporate Bond Fund, International Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Money Market Fund, Small Cap Growth Fund, Small Cap Value Fund, Total Return Fund and Value Fund; (f) between the Manager and MSI with respect to the Common Stock Fund; and (g) between the Manager and McMorgan with respect to Principal Preservation Fund and Institutional Bond Fund, and subject to the supervision of the Trustees of the Trust and the Manager in conformity with the stated policies of each of the Funds and the Trust, each Subadvisor manages such Fund’s portfolios, including the purchase, retention, disposition and loan of securities.

3.	The table that appears on page 62 of the SAI is hereby amended to include the fee paid to Madison Square Investors as subadvisor of the Fund:

FUND NAME	ANNUAL RATE
Common Stock*	0.275%(11)

* NYLIM has entered into written expense limitation agreements with respect to these Funds whereby it agreed to waive fees and/or reimburse expenses to the extent that total annual fund operating expenses exceed a certain percentage of average daily net assets for each Class of shares of such Fund (see the Prospectus).  To the extent NYLIM has agreed to reimburse expenses, the Subadvisor for these Funds, has voluntarily agreed to waive or reimburse its fee proportionately.
 (11)  On assets up to $500 million; 0.2625% on assets from $500 million to $1 billion; and 0.250% on assets in excess of $1 billion.

4.	The section entitled “Guidelines Examples” beginning on page 75 of the SAI is hereby amended to include MSI’s proxy voting guidelines and procedures as follows:

Common Stock Fund

The Manager has delegated proxy-voting authority to the Fund’s Subadvisor, Madison Square Investors LLC (“MSI”).  A summary of MSI's proxy voting policies and procedures is provided below.

MSI has adopted a Proxy Policy designed to ensure that where clients have delegated proxy voting authority to MSI, all proxies are voted in the best interest of such clients without regard to the interests of MSI or related parties.  For purposes of the Policy, the “best interests of clients” means, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time.  To assist MSI in researching and voting proxies, MSI utilizes the research and implementation services of a third-party proxy service provider, RiskMetrics Group (“RiskMetrics”).  MSI has also utilized RiskMetrics in adopting guidelines with respect to voting certain frequently recurring proxy issues.  MSI’s Proxy Voting Committee is responsible for general oversight of MSI’s Proxy Policy and voting activity.

Where clients have delegated authority to vote proxies to MSI, it votes them in accordance with its standard voting guidelines unless MSI agrees with the client to apply modified guidelines.  RiskMetrics researches each proxy issue and provides a recommendation to MSI on how to vote based on such research and its application of the research to the applicable voting guidelines.  RiskMetrics casts votes in accordance with its recommendation unless a portfolio manager believes that it is in the best interests of the client(s) to vote otherwise.  To override a proxy recommendation, a portfolio manager must submit a written override request to the Compliance Department.  MSI has procedures in place to review each such override request for potential material conflicts of interest between clients and MSI and its affiliates. MSI will memorialize the basis for any decision to override a recommendation or to abstain from voting, including the resolution of any conflicts of interest.

Please see the “Guideline Examples” section above for examples of MSI’s guidelines with respect to certain typical proxy votes.

5.	The section entitled “Portfolio Manager Compensation Structure” beginning on page 81 of the SAI is hereby amended to include the following:

Madison Square Investors LLC
MSI portfolio managers receive a base pay and an annual incentive based on performance against individual and organizational unit objectives, as well as business unit and overall MSI results. The plan is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results, measured by the performance of the product(s) under the individual’s management. In addition, these employees also participate in a long-term incentive program.

MSI offers an annual incentive plan and a long-term incentive plan. The total dollars available for distribution is equal to the pool generated based on MSI’s overall company performance. “MSI Company Performance” is determined using several key financial indicators, including operating revenue, pre-tax operating income, and net cash flow. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee’s total compensation package is reviewed periodically to ensure that it is competitive relative to the external marketplace.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY FUNDS

MainStay Equity Index Fund

Supplement dated January 2, 2009 (“Supplement”)
to the Statement of Additional Information dated February 28, 2008 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for MainStay Equity Index Fund (the “Fund”), a series of The MainStay Funds.  You may obtain copies of the Prospectus and the Statement of Additional Information applicable to the Fund free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782) or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

As of January 2, 2009, the portfolio manager who manages the day-to-day investment operations of the Fund will transition from a division within NYLIM, currently referred to as NYLIM Equity Investors or Equity Investors Group (“EIG”), to a wholly-owned subsidiary of NYLIM Holdings LLC.  The new legal entity will be named Madison Square Investors LLC (“MSI”).  The creation of MSI will not impact the portfolio management team or investment strategies of the Fund.  The Fund’s Boards of Trustees (the “Board”) approved the appointment of MSI as subadvisor to the Fund at a meeting on September 25, 2008.  The Board also approved a new Subadvisory Agreement between NYLIM and MSI.  There will be no change in the management fees paid by the Fund as a result of this initiative.

1.
All references to “NYLIM” or the “Manager” as the entity responsible for the day-to-day portfolio management of the Fund are hereby replaced with Madison Square Investors LLC (“MSI”) or Subadvisor, as appropriate.  NYLIM will remain the Fund’s investment manager and will oversee MSI.  Under the supervision of NYLIM, MSI will be responsible for the portfolio management of the Fund, including making the specific decisions about buying, selling and holding securities.

2.	The section entitled “The MainStay Funds” on page A-1 of the SAI is hereby amended by adding the following paragraph:

New York Life Investment Management LLC (“NYLIM” or the “Manager”) serves as the investment adviser for the Fund and has entered into a Subadvisory Agreement with Madison Square Investors LLC (“MSI”) with respect to the Fund.  This Agreement is referred to as the Subadvisory Agreement.  MSI is referred to as the Subadvisor.

3.	The section entitled “The Manager and the Distributor” is hereby renamed “The Manager, Subadvisor and Distributor.” The section is hereby revised to include the following:

Subadvisory Agreement

Pursuant to the Subadvisory Agreement between the Manager and MSI with respect to the Fund, and subject to the supervision of the Trustees of the Trust and the Manager in conformity with the stated policies of the Funds and the Trust, the Subadvisor manages the Fund’s portfolio, including the purchase, retention, disposition and loan of securities.

As compensation for services, the Manager, not the Funds, pays the Fund’s Subadvisor an annual fee, computed daily and paid monthly, calculated on the basis of the Fund’s average daily net assets during the preceding month at the following annual rates:

FUND	ANNUAL RATE
Equity Index Fund*	0.125% on assets up to $1 billion; 0.1125% on assets from $1 billion to $3 billion; and 0.10% on assets over $3 billion.
* NYLIM has entered into a written expense limitation agreements with respect to this Fund whereby it agreed to waive fees and/or reimburse expenses to the extent that total annual fund operating expenses exceed a certain percentage of average daily net assets of the Fund (see the Prospectus).  To the extent NYLIM has agreed to reimburse expenses, the Subadvisor for this Fund, has voluntarily agreed to waive or reimburse its fee proportionately.

The Subadvisory Agreement remains in effect for two years following its effective date, and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Trustees.

The Subadvisor has authorized any of its directors, officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed. In connection with the services it renders, the Subadvisor bears the salaries and expenses of all of its personnel.

The Subadvisory Agreement provides that the Subadvisor shall not be liable to the Fund for any error of judgment by the Subadvisor or for any loss sustained by the Fund except in the case of the Subadvisor’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Subadvisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days’ or less than 30 days’ written notice.

4.	The section entitled “Proxy Voting Policies and Procedures” beginning on page A-39 of the SAI is hereby amended to include MSI’s proxy voting policies and procedures as follows:

Below is a summary of MSI’s proxy voting policies and procedures with respect to the Fund. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the applicable proxy voting policies and procedures, and whether the Subadvisor supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information. This summary has either been provided by the Subadvisor or summarized by the Manager on behalf of the Subadvisor.

The Manager has delegated proxy-voting authority to the Fund’s Subadvisor, MSI.  A summary of MSI's proxy voting policies and procedures is provided below.

MSI has adopted a Proxy Policy designed to ensure that where clients have delegated proxy voting authority to MSI, all proxies are voted in the best interest of such clients without regard to the interests of MSI or related parties.  For purposes of the Policy, the “best interests of clients” means, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time.  To assist MSI in researching and voting proxies, MSI utilizes the research and implementation services of a third-party proxy service provider, RiskMetrics Group (“RiskMetrics”).  MSI has also utilized RiskMetrics in adopting guidelines with respect to voting certain frequently recurring proxy issues.  MSI’s Proxy Voting Committee is responsible for general oversight of MSI’s Proxy Policy and voting activity.

Where clients have delegated authority to vote proxies to MSI, it votes them in accordance with its standard voting guidelines unless MSI agrees with the client to apply modified guidelines.  RiskMetrics researches each proxy issue and provides a recommendation to MSI on how to vote based on such research and its application of the research to the applicable voting guidelines.  RiskMetrics casts votes in accordance with its recommendation unless a portfolio manager believes that it is in the best interests of the client(s) to vote otherwise.  To override a proxy recommendation, a portfolio manager must submit a written override request to the Compliance Department.  MSI has procedures in place to review each such override request for potential material conflicts of interest between clients and MSI and its affiliates. MSI will memorialize the basis for any decision to override a recommendation or to abstain from voting, including the resolution of any conflicts of interest.

5.	The section entitled “Portfolio Manager Compensation Structure” beginning on page A-42 of the SAI is hereby amended to include the following:

Madison Square Investors LLC
MSI portfolio managers receive a base pay and an annual incentive based on performance against individual and organizational unit objectives, as well as business unit and overall MSI results. The plan is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results, measured by the performance of the product(s) under the individual’s management. In addition, these employees also participate in a long-term incentive program.

MSI offers an annual incentive plan and a long-term incentive plan. The total dollars available for distribution is equal to the pool generated based on MSI’s overall company performance. “MSI Company Performance” is determined using several key financial indicators, including operating revenue, pre-tax operating income, and net cash flow. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee’s total compensation package is reviewed periodically to ensure that it is competitive relative to the external marketplace.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY GROUP OF FUNDS

Supplement dated January 2, 2009 (“Supplement”)
to the Prospectuses dated February 28, 2008 (“Prospectuses”)

MainStay Balanced Fund	MainStay 130/30 International Fund
MainStay Common Stock Fund	MainStay Conservative Allocation Fund
MainStay Equity Index Fund	MainStay Growth Allocation Fund
MainStay Growth Equity Fund	MainStay Moderate Allocation Fund
MainStay Income Manager Fund	MainStay Moderate Growth Allocation Fund
MainStay Mid Cap Core Fund	MainStay Retirement 2010 Fund
MainStay S&P 500 Index Fund	MainStay Retirement 2020 Fund
MainStay Small Cap Opportunity Fund	MainStay Retirement 2030 Fund
MainStay 130/30 Core Fund	MainStay Retirement 2040 Fund
MainStay 130/30 Growth Fund	MainStay Retirement 2050 Fund

This Supplement updates certain information contained in the above-dated Prospectuses for each Fund listed above, (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Prospectus and Statement of Additional Information applicable to each Fund free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782) or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

As of January 2, 2009, the portfolio managers who manage the day-to-day investment operations of the above listed Funds will transition from a division within NYLIM, currently referred to as NYLIM Equity Investors or Equity Investors Group (“EIG”), to a wholly-owned subsidiary of NYLIM Holdings LLC.  The new legal entity will be named Madison Square Investors LLC (“MSI”).  The creation of MSI will not impact the portfolio management teams or investment strategies of the Funds.  The Funds’ Boards of Directors/Trustees (the “Boards”) approved the appointment of MSI as subadvisor to the Funds at a meeting on September 25, 2008.  The Boards also approved a new Subadvisory Agreement between NYLIM and MSI.  There will be no change in the management fees paid by the Funds as a result of this initiative.

Effective January 2, 2009

1. All references to NYLIM as the entity responsible for the day-to-day portfolio management of the above referenced Funds are hereby replaced with Madison Square Investors LLC.  NYLIM will remain the Funds’ investment manager and will oversee MSI.  Under the supervision of NYLIM, MSI will be responsible for the portfolio management of the Funds, including making the specific decisions about buying, selling and holding securities.

2. All references to NYLIM Equity Investors or Equity Investors Group are hereby replaced with Madison Square Investors LLC.

3. Effective January 2, 2009, the section of the Prospectuses entitled “Who Manages Your Money” is amended to add a paragraph describing MSI as follows:

Applicable to MainStay Common Stock, MainStay Mid Cap Core, MainStay S&P 500 Index, and MainStay Small Cap Opportunity Funds

Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the Common Stock, Mid Cap Core, S&P 500 Index and Small Cap Opportunity Funds.  The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM.  MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

Applicable to MainStay Balanced Fund and MainStay Income Manager Funds

Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the equity portion of Balanced Fund and Income Manager Fund.  The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM.  MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

Applicable to MainStay Equity Index and Growth Equity Funds

Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the Fund. The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM.  MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

Applicable to MainStay 130/30 Core, MainStay 130/30 Growth, MainStay 130/30 International, MainStay Conservative Allocation, MainStay Growth Allocation, MainStay Moderate Allocation, MainStay Moderate Growth Allocation, MainStay Retirement 2010, MainStay Retirement 2020, MainStay Retirement 2030, MainStay Retirement 2040, and MainStay Retirement 2050 Funds

Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the Funds.  The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM.  MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE